SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of supplementary financial statement information [Abstract]
Interest income	$ 2,007	$ 694	$ 277
Exchange differences, net	61	0	282
Financial income	$ 2,068	$ 694	$ 559